ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 492,391	$ 342,330
Accrued credit cards	10,325	45,722
Accrued expense – previously factored liability	954,366	776,414
Accrued income taxes, and other taxes	6,732	6,732
Accrued professional fees	479,609	573,040
Accrued advertising	69,656	69,656
Accrued payroll	57,411	14,292
Accrue expense - other	0	363
Accrued expense - dividend payable	0	210,046
Total	$ 2,070,490	$ 2,038,595